Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of reconciliation of net loss per ordinary share

	Three Months Ended
	March 31,
	2020	2019
Net income (loss)	$179,260	$(15,517)
Less: Income attributable to ordinary shares subject to possible redemption	(715,207)	—
Adjusted net loss	$(535,947)	$(15,517)
Weighted average shares outstanding, basic and diluted	8,997,643	6,525,000
Basic and diluted net loss per ordinary share	$(0.06)	$(0.00)

Year Ended
December 31,
2019
Net income	$3,932,144
Less: Income attributable to ordinary shares subject to possible redemption	(4,069,302)
Adjusted net loss	$(137,158)
Weighted average shares outstanding, basic and diluted	8,410,915
Basic and diluted net loss per ordinary share	$(0.02)